PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Total	$ 7,429,291
Less: Accumulated depreciation	(912,168)
Property and equipment, net	6,527,123
Buildings And Improvements [Member]
Total	1,338
Equipment and machinery [Member]
Total	3,349,688
Tractors [Member]
Total	2,658,720
Trucks And Other Vehicles [Member]
Total	$ 1,419,545